SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 20, 2015	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Feb. 14, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares reserved for further issuance	10.00%
Grant period	10 years
Exercise period	10 years
Options granted		0	0	0	0	0	0
Options granted, weighted average exercise price per share		$ 0	$ 12	$ 12	$ 12	$ 12	$ 12
Options forfeited		0	1,190,000	1,190,000	1,190,000	1,190,000	1,190,000
Options were cancelled due to the termination		0	80,000	80,000	80,000	80,000	80,000
Consideration for option agreements terminated								$ 0
Options outstanding		0	0	0	0	0	0		1,270,000
Share-based compensation
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	100.00%
Shareholders Voting Power Exceeds Ten Percent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	5 years
Shareholders Voting Power Exceeds Ten Percent | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	110.00%